Other Financial Assets - Schedule of Other Financial Assets (Parenthetical) (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Other Financial Assets [Abstract]
Receivables from customers and other parties in the securities intermediary business	¥ 2,740	¥ 1,118
Receivables from third parties for PayPay Gift Vouchers	¥ 2,400	¥ 3